Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,339,588.11

Principal:
Principal Collections	$13,078,616.57
Prepayments in Full	$7,804,244.81
Liquidation Proceeds	$338,263.72
Recoveries	$60,358.45
Sub Total	$21,281,483.55
Collections	$22,621,071.66

Purchase Amounts:
Purchase Amounts Related to Principal	$204,949.57
Purchase Amounts Related to Interest	$1,285.80
Sub Total	$206,235.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,827,307.03

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$22,827,307.03
Servicing Fee	$328,902.94	$328,902.94	$0.00	$0.00	$22,498,404.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,498,404.09
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,498,404.09
Interest - Class A-3 Notes	$84,958.04	$84,958.04	$0.00	$0.00	$22,413,446.05
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$22,343,993.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,343,993.55
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$22,306,168.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,306,168.13
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$22,276,350.13
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,276,350.13
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$22,235,569.63
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,235,569.63
Regular Principal Payment	$20,990,069.32	$20,990,069.32	$0.00	$0.00	$1,245,500.31
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,245,500.31
Residual Released to Depositor	$0.00	$1,245,500.31	$0.00	$0.00	$0.00
Total		$22,827,307.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,990,069.32
Total					$20,990,069.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,990,069.32	$49.89	$84,958.04	$0.20	$21,075,027.36	$50.09
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$20,990,069.32	$15.64	$262,834.46	$0.20	$21,252,903.78	$15.84

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$185,363,004.03	0.4406061	$164,372,934.71	0.3907129
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$384,303,004.03	0.2863573	$363,312,934.71	0.2707169

Pool Information
Weighted Average APR	4.256%	4.257%
Weighted Average Remaining Term	32.78	31.94
Number of Receivables Outstanding	29,258	28,459
Pool Balance	$394,683,532.43	$373,031,607.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$384,303,004.03	$363,312,934.71
Pool Factor	0.2916223	0.2756242

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$9,718,673.13
Targeted Overcollateralization Amount	$9,718,673.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,718,673.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	28

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		86	$225,849.92
(Recoveries)		82	$60,358.45
Net Losses for Current Collection Period			$165,491.47
Cumulative Net Losses Last Collection Period			$5,780,361.85
Cumulative Net Losses for all Collection Periods			$5,945,853.32

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.50%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.51%	337	$5,615,136.63
61-90 Days Delinquent	0.16%	36	$584,426.95
91-120 Days Delinquent	0.07%	13	$273,891.14
Over 120 Days Delinquent	0.16%	32	$613,212.76
Total Delinquent Receivables	1.90%	418	$7,086,667.48

Repossession Inventory:
Repossessed in the Current Collection Period		16	$295,652.80
Total Repossessed Inventory		28	$544,295.38

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3919%
Preceding Collection Period			0.4336%
Current Collection Period			0.5174%
Three Month Average			0.4476%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2655%
Preceding Collection Period			0.2803%
Current Collection Period			0.2846%
Three Month Average			0.2768%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer